24. Shareholders' equity (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest			R$ 0
Change in Cdiscount's interest			8
Payment in shares exchange between Cnova N.V. by Cnova Brasil			(47)
Share of profit of associates on shares change effect at Cdiscount			14
Sale of subsidiary Cdiscount			34
Other transactions with non-controlling interest	R$ (5)	R$ (2)	18
Transactions with non-controlling interest	(5)	(2)	27
Controlling Shareholders
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest			(127)
Change in Cdiscount's interest			1
Payment in shares exchange between Cnova N.V. by Cnova Brasil			(20)
Share of profit of associates on shares change effect at Cdiscount			14
Sale of subsidiary Cdiscount			(11)
Other transactions with non-controlling interest	(8)	(2)	5
Transactions with non-controlling interest	(8)	(2)	(138)
Non-controlling Interest
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest			127
Change in Cdiscount's interest			7
Payment in shares exchange between Cnova N.V. by Cnova Brasil			(27)
Share of profit of associates on shares change effect at Cdiscount			0
Sale of subsidiary Cdiscount			45
Other transactions with non-controlling interest	3	0	13
Transactions with non-controlling interest	R$ 3	R$ 0	R$ 165